Property and equipment, net	12 Months Ended
Dec. 31, 2019
Property and equipment, net
Property and equipment, net
11.	Property and equipment, net

The following is a summary of property and equipment, net:

	As of December 31,
	2018	2019
	RMB	RMB
Buildings	1,172,239	1,172,239
Computers and equipment	571,654	659,382
Leasehold improvements	155,801	151,760
Software	49,146	63,460
Furniture and fixtures	21,054	21,369
Motor vehicles	5,383	6,050
Total	1,975,277	2,074,260
Less: Accumulated depreciation	(645,525)	(768,467)
Net book value	1,329,752	1,305,793

Depreciation expenses for the years ended December 31, 2017, 2018 and 2019 were RMB211.2 million, RMB190.6 million and RMB176.8 million, respectively.